Expenses By Nature - Summary of Provisions and Impairment Losses (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Allowance of obsolete inventories			€ 11,417	€ 8,971	€ 4,430
Provisions for trade and other receivables			1,617	669	1,842
Other provisions			983	1,349	1,310
(Reversal)/impairment of right-of-use assets			2,434	(430)	8,720
Impairment of property, plant and equipment			278	207	1,321
Impairment of intangible assets			0	0	5,053
Total provisions and impairment losses	€ (3,241)	€ 6,500	€ 16,729	€ 10,766	€ 22,676